Sales/transfer of receivables - Summary of Fair Value of Retained Interests in Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Annual prepayment rate:
Impact of 10% adverse change	₨ 187.3	$ 2.0	₨ 226.9
Impact of 20% adverse change	₨ 361.8	$ 3.9	₨ 436.9